UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET INTERMEDIATE BOND FUND

FORM N-Q

FEBRUARY 29, 2016

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 33.9%
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.9%
Daimler Finance NA LLC, Senior Notes	2.950%	1/11/17	$750,000	$758,430	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	280,000	257,053
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,010,000	1,175,713
Ford Motor Credit Co., LLC, Senior Notes	3.200%	1/15/21	550,000	542,972
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	400,000	388,346
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	520,000	511,372
Hyundai Capital America, Senior Notes	2.400%	10/30/18	680,000	681,919	(a)

Total Automobiles				4,315,805

Hotels, Restaurants & Leisure - 0.2%
McDonald’s Corp., Senior Notes	2.750%	12/9/20	800,000	823,153

Media - 0.7%
CCO Safari II LLC, Senior Secured Notes	4.908%	7/23/25	1,850,000	1,897,917	(a)
Comcast Corp., Senior Notes	5.150%	3/1/20	750,000	842,490
Comcast Corp., Senior Notes	3.375%	2/15/25	440,000	458,224
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	150,000	150,930	(a)

Total Media				3,349,561

TOTAL CONSUMER DISCRETIONARY				8,488,519

CONSUMER STAPLES - 4.2%
Beverages - 1.8%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	300,000	305,097
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	520,000	534,360
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	2,840,000	2,931,502
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,680,000	1,800,278
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	1,240,000	1,380,322
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	760,000	837,667
Diageo Capital PLC, Senior Notes	1.500%	5/11/17	140,000	140,243
Pernod-Ricard SA, Senior Notes	2.950%	1/15/17	220,000	222,202	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	520,000	551,537	(a)

Total Beverages				8,703,208

Food & Staples Retailing - 0.4%
CVS Health Corp., Senior Notes	2.250%	12/5/18	290,000	293,003
CVS Health Corp., Senior Notes	4.000%	12/5/23	700,000	755,728
CVS Health Corp., Senior Notes	3.875%	7/20/25	980,000	1,048,183

Total Food & Staples Retailing				2,096,914

Food Products - 1.1%
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	1,960,000	2,144,518	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	152,000	168,190
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	30,000	30,946
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	550,000	576,344	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	320,000	333,760
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	270,000	284,876
Tyson Foods Inc., Senior Bonds	4.875%	8/15/34	410,000	420,979
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	480,000	482,881	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	560,000	567,927	(a)

Total Food Products				5,010,421

Tobacco - 0.9%
Altria Group Inc., Senior Notes	9.250%	8/6/19	660,000	808,267
Altria Group Inc., Senior Notes	2.850%	8/9/22	410,000	411,833
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	800,000	873,037
Reynolds American Inc., Senior Notes	8.125%	6/23/19	980,000	1,154,994
Reynolds American Inc., Senior Notes	3.250%	6/12/20	205,000	213,175
Reynolds American Inc., Senior Notes	4.450%	6/12/25	560,000	608,087
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	93,886

Total Tobacco				4,163,279

TOTAL CONSUMER STAPLES				19,973,822

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 4.1%
Energy Equipment & Services - 0.5%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	$510,000	$562,443
Ensco PLC, Senior Notes	4.700%	3/15/21	590,000	316,222
Halliburton Co., Senior Bonds	3.800%	11/15/25	380,000	359,862
Halliburton Co., Senior Notes	2.700%	11/15/20	110,000	107,988
Petrofac Ltd., Senior Notes	3.400%	10/10/18	510,000	432,580	(a)
Transocean Inc., Senior Notes	5.800%	12/15/16	720,000	712,800

Total Energy Equipment & Services				2,491,895

Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	1,770,000	1,796,577
Apache Corp., Senior Notes	3.250%	4/15/22	616,000	537,058
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	580,000	564,176
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	10,000	10,061
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	850,000	828,601
ConocoPhillips, Senior Notes	5.200%	5/15/18	820,000	850,169
Devon Energy Corp., Senior Notes	6.300%	1/15/19	730,000	692,222
Ecopetrol SA, Senior Notes	4.250%	9/18/18	270,000	264,938
Ecopetrol SA, Senior Notes	5.375%	6/26/26	440,000	356,950
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	370,000	398,188
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	960,000	1,007,970
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	500,000	500,250
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	72,000	53,100
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes	6.212%	11/22/16	120,000	122,821	(a)
Noble Energy Inc., Senior Notes	8.250%	3/1/19	380,000	389,185
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	69,276
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	330,000	309,138
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	773,000	618,400
Petrobras Global Finance BV, Senior Notes	3.406%	3/17/20	230,000	160,575	(b)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	320,000	240,000
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	420,000	286,230
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	343,250
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	242,288
Petroleos Mexicanos, Senior Notes	8.000%	5/3/19	140,000	152,950
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	605,000	523,627
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	550,000	510,015
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	670,700	(a)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	260,000	269,230	(a)
Phillips 66, Senior Notes	2.950%	5/1/17	190,000	192,379
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	810,000	795,757	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	470,000	497,761
Shell International Finance BV, Senior Notes	2.250%	11/10/20	1,020,000	1,000,684
Shell International Finance BV, Senior Notes	3.250%	5/11/25	490,000	477,280
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	270,000	272,829	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	620,000	656,308	(a)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	200,000	172,000

Total Oil, Gas & Consumable Fuels				16,832,943

TOTAL ENERGY				19,324,838

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 15.4%
Banks - 9.5%
Bank of America Corp., Senior Notes	2.600%	1/15/19	$550,000	$552,726
Bank of America Corp., Senior Notes	5.625%	7/1/20	90,000	99,607
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	968,287
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,609,560
Bank of America Corp., Senior Notes	3.875%	8/1/25	610,000	625,917
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,230,000	1,306,522
Bank of America Corp., Subordinated Notes	5.700%	5/2/17	1,810,000	1,882,015
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	710,694
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	310,861
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	400,000	394,762
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,150,000	1,483,208	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	290,000	293,025
BNP Paribas SA, Senior Notes	2.700%	8/20/18	690,000	700,177
Citigroup Inc., Senior Notes	3.875%	10/25/23	300,000	312,395
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,796,865
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	48,482
Citigroup Inc., Senior Notes	4.650%	7/30/45	140,000	140,430
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	670,000	666,450
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	931,877
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	174,563
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	420,000	413,205
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	150,000	148,803
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	665,000	784,840	(a)(b)(c)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	720,000	734,322
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	730,000	733,826
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	670,000	725,275	(a)(b)(c)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	400,000	380,829	(a)
Danske Bank A/S, Senior Notes	3.875%	4/14/16	580,000	582,225	(a)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	423,176
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	620,000	600,649
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	1,021,847	(a)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	460,000	492,864	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	850,000	781,006	(a)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	990,000	959,063	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	130,000	138,814
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	120,000	118,431
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	990,000	991,231
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	320,000	325,619
Lloyds Bank PLC, Senior Notes	2.300%	11/27/18	590,000	592,047
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.950%	3/1/21	930,000	937,168
National Australia Bank Ltd., Secured Bonds	1.250%	3/8/18	3,240,000	3,231,984	(a)
National Bank of Canada, Secured Bonds	2.200%	10/19/16	1,100,000	1,106,941	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	620,000	661,939	(a)
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	330,000	332,732
Skandinaviska Enskilda Banken AB, Secured Mortgage Notes	1.375%	5/29/18	2,200,000	2,191,248	(a)
Sparebank 1 Boligkreditt AS, Secured Bonds	2.625%	5/27/16	1,310,000	1,314,559	(a)
Swedbank Hypotek AB, Senior Secured Notes	2.375%	4/5/17	1,900,000	1,922,245	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	550,000	547,665	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	3/31/16	3,598,000	3,464,082	(b)(c)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	740,000	783,512	(b)(c)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	690,000	699,057
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	413,109
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,090,000	1,131,106
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	91,233

Total Banks				44,785,075

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 3.5%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	$970,000	$1,036,172
Credit Suisse AG/Guernsey, Secured Bonds	2.600%	5/27/16	1,110,000	1,114,350	(a)
Credit Suisse NY, Senior Notes	3.625%	9/9/24	540,000	542,174
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	3/31/16	2,020,000	1,434,200	(b)(c)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	130,000	132,242
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	1,180,000	1,293,661
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	2,204,022
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,532,524
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	286,235
Goldman Sachs Group Inc., Senior Notes	3.750%	2/25/26	1,200,000	1,209,630
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	280,000	278,572
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	60,000	57,204
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	3/31/16	6,200,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	3.850%	8/19/65	360,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	30,000	0	*(d)(e)(f)(g)
Morgan Stanley, Senior Notes	7.300%	5/13/19	2,370,000	2,709,102
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	380,000	399,022
UBS AG London, Senior Secured Notes	0.750%	3/24/16	2,530,000	2,528,899	(a)

Total Capital Markets				16,758,009

Consumer Finance - 0.5%
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	840,000	934,595
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	530,000	564,784
Synchrony Financial, Senior Bonds	3.000%	8/15/19	430,000	430,652
Toyota Motor Credit Corp., Senior Notes	1.375%	1/10/18	590,000	591,160

Total Consumer Finance				2,521,191

Diversified Financial Services - 1.2%
CDP Financial Inc., Senior Notes	4.400%	11/25/19	1,270,000	1,386,855	(a)
GE Capital International Funding Co., Senior Notes	2.342%	11/15/20	1,464,000	1,478,672	(a)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	1,200,000	1,221,000	(a)
Nationwide Building Society, Senior Notes	3.900%	7/21/25	270,000	282,097	(a)
Private Export Funding Corp., Secured Notes	2.125%	7/15/16	1,130,000	1,136,004

Total Diversified Financial Services				5,504,628

Insurance - 0.3%
ACE INA Holdings Inc., Senior Notes	2.300%	11/3/20	170,000	170,986
ACE INA Holdings Inc., Senior Notes	3.350%	5/3/26	120,000	122,961
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	444,600	(a)
MetLife Inc., Senior Bonds	1.903%	12/15/17	400,000	400,160
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	370,000	465,029	(a)

Total Insurance				1,603,736

Real Estate Investment Trusts (REITs) - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	2.700%	9/17/19	690,000	688,712	(a)

Thrifts & Mortgage Finance - 0.2%
Santander Holdings USA Inc., Senior Notes	4.625%	4/19/16	50,000	50,179
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	520,000	524,119
Stadshypotek AB, Secured Notes	1.875%	10/2/19	390,000	391,496	(a)

Total Thrifts & Mortgage Finance				965,794

TOTAL FINANCIALS				72,827,145

HEALTH CARE - 2.8%
Biotechnology - 1.0%
AbbVie Inc., Senior Notes	2.900%	11/6/22	220,000	218,302
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	510,000	520,666
Amgen Inc., Senior Notes	3.625%	5/22/24	250,000	257,352
Baxalta Inc., Senior Notes	4.000%	6/23/25	760,000	749,838	(a)
Celgene Corp., Senior Notes	3.550%	8/15/22	550,000	562,691
Celgene Corp., Senior Notes	3.875%	8/15/25	1,060,000	1,092,631
Gilead Sciences Inc., Senior Bonds	2.050%	4/1/19	870,000	878,327
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	70,000	73,811

Total Biotechnology				4,353,618

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	$180,000	$185,906
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	550,000	567,485
Medtronic Inc., Senior Notes	3.125%	3/15/22	210,000	215,058
Medtronic Inc., Senior Notes	3.500%	3/15/25	940,000	986,969

Total Health Care Equipment & Supplies				1,955,418

Health Care Providers & Services - 0.8%
Anthem Inc., Senior Notes	5.875%	6/15/17	100,000	105,007
Anthem Inc., Senior Notes	3.700%	8/15/21	70,000	72,348
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	324,835
Humana Inc., Senior Notes	7.200%	6/15/18	470,000	522,154
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	109,287
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	380,000	405,904
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	2,120,000	2,255,472

Total Health Care Providers & Services				3,795,007

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific Inc., Senior Notes	2.400%	2/1/19	520,000	521,857

Pharmaceuticals - 0.5%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	400,000	407,928
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	510,000	525,016
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	260,000	261,447
Perrigo Co. PLC, Senior Notes	2.300%	11/8/18	750,000	737,905
Perrigo Finance Unlimited Co., Senior Notes	3.500%	12/15/21	280,000	277,454
Zoetis Inc., Senior Notes	1.875%	2/1/18	240,000	237,415

Total Pharmaceuticals				2,447,165

TOTAL HEALTH CARE				13,073,065

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.5%
Boeing Co., Senior Notes	6.000%	3/15/19	780,000	880,232
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	1,440,000	1,508,231
United Technologies Corp., Senior Notes	4.500%	4/15/20	170,000	185,762

Total Aerospace & Defense				2,574,225

Airlines - 0.1%
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	103,298	109,496
US Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	548,305	561,410

Total Airlines				670,906

Commercial Services & Supplies - 0.1%
Waste Management Inc., Senior Notes	3.500%	5/15/24	500,000	518,538

Electrical Equipment - 0.2%
Eaton Corp., Senior Notes	1.500%	11/2/17	200,000	199,107
Eaton Corp., Senior Notes	2.750%	11/2/22	950,000	932,731

Total Electrical Equipment				1,131,838

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	5.550%	5/4/20	220,000	251,423
General Electric Co., Senior Notes	4.650%	10/17/21	330,000	373,815
General Electric Co., Senior Notes	6.875%	1/10/39	90,000	126,117
General Electric Co., Senior Notes	4.500%	3/11/44	210,000	224,958
General Electric Co., Subordinated Notes	5.300%	2/11/21	184,000	208,112

Total Industrial Conglomerates				1,184,425

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - 0.1%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	$360,000	$364,948

Trading Companies & Distributors - 0.1%
Aviation Capital Group Corp., Senior Notes	6.750%	4/6/21	330,000	356,400	(a)

TOTAL INDUSTRIALS				6,801,280

INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.1%
Tencent Holdings Ltd., Senior Notes	3.375%	5/2/19	450,000	461,846	(a)

IT Services - 0.3%
Visa Inc., Senior Notes	2.200%	12/14/20	840,000	855,090
Visa Inc., Senior Notes	3.150%	12/14/25	420,000	436,190
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	343,649

Total IT Services				1,634,929

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	151,190
KLA-Tencor Corp., Senior Notes	4.125%	11/1/21	710,000	726,917

Total Semiconductors & Semiconductor Equipment				878,107

Software - 0.1%
Oracle Corp., Senior Notes	1.200%	10/15/17	540,000	541,441

TOTAL INFORMATION TECHNOLOGY				3,516,323

MATERIALS - 1.2%
Chemicals - 0.2%
OCP SA, Senior Notes	4.500%	10/22/25	550,000	512,600	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	6.500%	5/15/19	360,000	403,905

Total Chemicals				916,505

Metals & Mining - 0.9%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	110,000	102,691
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	810,000	889,237
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	440,000	424,600	(a)(b)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	730,000	496,400
Glencore Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	100,000	101,000	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,270,000	1,057,275	(a)
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	270,000	267,434
Southern Copper Corp., Senior Notes	3.500%	11/8/22	840,000	768,636
Vale Overseas Ltd., Senior Notes	6.250%	1/23/17	410,000	413,321
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	30,000	20,505

Total Metals & Mining				4,541,099

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	330,000	338,552

TOTAL MATERIALS				5,796,156

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.6%
AT&T Inc., Global Notes	5.500%	2/1/18	360,000	383,695
AT&T Inc., Senior Notes	3.400%	5/15/25	1,500,000	1,473,466
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	510,000	506,027	(a)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	110,000	117,826
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,940,000	3,328,374
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	740,000	755,652
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	1,040,000	1,268,042

Total Diversified Telecommunication Services				7,833,082

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	690,000	755,339

TOTAL TELECOMMUNICATION SERVICES				8,588,421

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 0.5%
Electric Utilities - 0.5%
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	$880,000	$888,966
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,080,000	1,127,240
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	200,000	227,576	(h)

Total Utilities				2,243,782

TOTAL CORPORATE BONDS & NOTES (Cost - $165,079,310)				160,633,351

ASSET-BACKED SECURITIES - 10.0%
Access Group Inc., 2005-A A3	1.019%	7/25/34	2,254,346	2,100,909	(b)
Access Group Inc., 2005-B A2	0.849%	7/25/22	22,163	21,990	(b)
ACS Pass Through Trust, 2007-1A G1	0.738%	6/14/37	247,223	241,351	(a)(b)
Apidos CLO, 2013-16A B	3.420%	1/19/25	800,000	723,358	(a)(b)
Arrowpoint CLO Ltd., 2014-2A A1L	2.002%	3/12/26	1,270,000	1,240,936	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2012-2A A	2.802%	5/20/18	250,000	251,566	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-SD2 A3	2.749%	3/25/44	827,303	806,029	(b)
Carlyle Global Market Strategies, 2013-4A A1	2.092%	10/15/25	250,000	247,370	(a)(b)
Cent CLO LP, 2013-17A A1	1.916%	1/30/25	500,000	493,874	(a)(b)
CIFC Funding Ltd., 2014-1A B1	2.620%	4/18/25	1,000,000	949,304	(a)(b)
Commonbond Student Loan Trust, 2015-A A1	3.200%	6/25/32	303,695	303,534	(a)
Consumer Credit Origination Loan Trust, 2015-1 A	2.820%	3/15/21	1,238,493	1,238,824	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.576%	11/15/36	1,384,352	1,069,679	(b)
Credit Suisse First Boston Mortgage Securities Corp., 2002-MH3 A	6.700%	12/25/31	148,319	153,899
Credit-Based Asset Servicing and Securitization LLC, 2005-CB3 M1	1.087%	5/25/35	37,144	37,101	(b)
DRB Prime Student Loan Trust, 2015-B A1	2.336%	10/27/31	1,905,175	1,891,217	(a)(b)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	1,706,141	1,696,612	(a)
Educational Funding of the South Inc., 2011-1 A2	1.269%	4/25/35	1,740,310	1,684,398	(b)
First Franklin Mortgage Loan Asset Backed Certificates, 2003-FF1 A1	1.551%	3/25/33	1,035,267	987,614	(b)
Flatiron CLO Ltd., 2013-1A B	3.370%	1/17/26	500,000	448,055	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.924%	2/20/32	275,000	249,523	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	1.422%	3/13/32	450,000	403,087	(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	110,838	109,630	(a)
GSAA Home Equity Trust, 2005-8 A4	0.706%	6/25/35	635,755	610,092	(b)
Hertz Vehicle Financing LLC, 2013-1A A1	1.120%	8/25/17	180,000	179,933	(a)
Magnetite CLO Ltd., 2012-6A CR	3.112%	9/15/23	1,250,000	1,204,174	(a)(b)
Morgan Stanley Dean Witter Capital I Inc. Trust, 2003-NC2 M1	1.786%	2/25/33	1,071,534	1,011,144	(b)
National Collegiate Student Loan Trust, 2006-4 A2	0.576%	12/27/27	228,872	227,360	(b)
NCUA Guaranteed Notes, 2010-A1 A	0.779%	12/7/20	1,225,845	1,222,510	(b)
Opteum Mortgage Acceptance Corp., 2005-1 M4	1.591%	2/25/35	1,180,000	1,115,225	(b)
OZLM Ltd., 2014-7A A1A	2.040%	7/17/26	750,000	737,990	(a)(b)
OZLM Ltd., 2014-8A A1A	2.060%	10/17/26	250,000	243,647	(a)(b)

Residential Asset Mortgage Products Inc., 2003-RZ4 A7	4.790%	6/25/33	28,437	29,022
Saranac CLO Ltd., 2014-2A B	2.668%	2/20/25	500,000	462,123	(a)(b)
SASCO Mortgage Loan Trust, 2005-GEL1 M1	1.252%	12/25/34	543,906	530,118	(b)
Shackleton CLO Ltd., 2013-4A B1	2.622%	1/13/25	500,000	476,489	(a)(b)
SLM Student Loan Trust, 2002-A A2	1.062%	12/16/30	1,752,428	1,644,773	(b)
SLM Student Loan Trust, 2003-04 A5A	1.262%	3/15/33	489,681	472,542	(a)(b)
SLM Student Loan Trust, 2003-04 A5E	1.262%	3/15/33	1,766,890	1,683,093	(a)(b)
SLM Student Loan Trust, 2003-11 A6	1.262%	12/15/25	880,000	831,828	(a)(b)
SLM Student Loan Trust, 2005-05 B	0.869%	10/25/40	696,350	584,237	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SLM Student Loan Trust, 2005-07 A4	0.769%	10/25/29	$1,000,000	$947,135	(b)
SLM Student Loan Trust, 2006-2 A6	0.789%	1/25/41	1,910,000	1,668,023	(b)
SLM Student Loan Trust, 2006-BW A5	0.712%	12/15/39	4,070,000	3,696,949	(b)
SLM Student Loan Trust, 2011-B A1	1.281%	12/16/24	115,720	115,642	(a)(b)
SLM Student Loan Trust, 2013-A A1	1.027%	8/15/22	322,839	322,174	(a)(b)
Small Business Administration Participation Certificates, 2013-20J 1	3.370%	10/1/33	546,129	575,986
Small Business Administration Participation Certificates, 2015-20D 1	2.510%	4/1/35	450,641	458,937
Small Business Administration Participation Certificates, 2016-20A 1	2.780%	1/1/36	525,000	540,039
SMB Private Education Loan Trust, 2014-A A1	0.931%	9/15/21	2,809,944	2,797,176	(a)(b)
Sound Point CLO Ltd., 2014-2A A1	1.984%	10/20/26	500,000	489,966	(a)(b)
TICP CLO Ltd., 2014-2A A1A	2.074%	7/20/26	500,000	478,001	(a)(b)
Trade Maps Ltd., 2013-1A A	1.129%	12/10/18	2,590,000	2,574,417	(a)(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	260,662	265,601
Venture CDO Ltd., 2013-15A B1	2.672%	7/15/25	500,000	478,142	(a)(b)
Venture CDO Ltd., 2014-16A A1L	2.122%	4/15/26	1,480,000	1,448,498	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $47,949,511)				47,472,846

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.3%
ARM Trust, 2004-5 4A1	2.979%	4/25/35	1,095,514	1,057,595	(b)
Banc of America Funding Corp., 2015-R3 3A2	1.045%	4/29/47	3,099,000	2,666,476	(a)(b)
Bayview Commercial Asset Trust, 2006-3A A1	0.686%	10/25/36	1,229,489	1,013,077	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000	2,125,866	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	677,999
Citigroup Mortgage Loan Trust Inc., 2010-3 4A1	2.580%	2/25/36	265,391	261,578	(a)(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	170,000	182,745
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	70,000	74,347	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.084%	10/10/46	40,000	40,579	(b)
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	560,000	598,032	(a)(b)
Commercial Mortgage Trust, 2013-CR13 XA, IO	1.141%	12/10/23	2,655,497	128,148	(b)
Commercial Mortgage Trust, 2014-CR18 XA, IO	1.282%	7/15/47	6,171,949	397,375	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.241%	3/10/47	4,089,458	296,504	(b)
Connecticut Avenue Securities, 2014-C03 1M1	1.636%	7/25/24	239,343	238,291	(b)
Core Industrial Trust, 2015-TEXW D	3.849%	2/10/34	620,000	594,480	(a)(b)
Credit Suisse Mortgage Trust, 2014-6R 11A1	0.602%	9/27/36	1,004,915	937,744	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI A	1.377%	9/15/38	580,000	571,298	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	1.777%	9/15/38	894,000	861,683	(a)(b)
Credit Suisse Mortgage Trust, 2015-3R 4A1	0.672%	12/29/35	3,058,239	2,860,929	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	1.130%	12/29/45	865,944	867,867	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	1,740	1,810
Federal Home Loan Mortgage Corp. (FHLMC), 4066 PI, IO	3.500%	9/15/31	5,362,492	634,929
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	5.823%	9/15/42	1,206,950	204,429	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 170 B, IO	10.000%	3/1/21	395	41
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K715 X1, IO	1.156%	1/25/21	6,547,678	305,136	(b)
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	2,156,430	250,665

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2013-073 IA, IO	3.000%	9/25/32	$2,282,433	$245,676
Federal National Mortgage Association (FNMA), 2013-M1 X1, IO	4.551%	11/25/16	8,965,333	118,690	(b)
Federal National Mortgage Association (FNMA), 2014-M5 SA, IO	1.536%	1/25/17	1,245,941	1,570	(b)
Federal National Mortgage Association (FNMA), PO, PAC	0.000%	5/25/22	242	230
FREMF Mortgage Trust, 2013-KF02 C	4.427%	12/25/45	85,605	84,310	(a)(b)
FREMF Mortgage Trust, 2014-K36 C	4.363%	12/25/46	50,000	45,566	(a)(b)
FREMF Mortgage Trust, 2014-K503 C	3.009%	10/25/47	160,000	161,151	(a)(b)
FREMF Mortgage Trust, 2014-K714 C	3.987%	1/25/47	150,000	145,696	(a)(b)
FREMF Mortgage Trust, 2015-K44 B	3.685%	1/25/48	510,000	454,600	(a)(b)
FREMF Mortgage Trust, 2015-K44 C	3.685%	1/25/48	520,000	428,233	(a)(b)
GE Business Loan Trust, 2006-2A A	0.511%	11/15/34	1,242,816	1,176,975	(a)(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AM	5.290%	11/10/45	353,043	352,791	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.780%	8/20/58	979,685	969,600	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.880%	11/20/60	2,241,008	2,211,476	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.930%	2/20/61	738,548	732,511	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.930%	3/20/61	375,274	371,903	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.211%	4/16/53	4,708,592	255,854	(b)
Government National Mortgage Association (GNMA), 2012-044 A	2.170%	4/16/41	552,153	555,994
Government National Mortgage Association (GNMA), 2012-H30 GA	0.780%	12/20/62	1,492,657	1,468,120	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.698%	4/16/47	11,414,794	596,636	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	1.091%	6/16/54	7,170,759	522,210	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.949%	8/16/54	4,970,856	309,423	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.811%	5/16/55	6,963,373	461,041	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.867%	8/16/54	8,330,783	563,916	(b)
Government National Mortgage Association (GNMA), 2015-07 IO	0.960%	1/16/57	5,891,497	460,878	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	240,000	257,661	(b)
GS Mortgage Securities Trust, 2015-7R A	0.576%	9/26/37	1,090,031	1,010,554	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.786%	1/25/35	201,064	166,040	(a)(b)
HarborView Mortgage Loan Trust, 2004-10 4A	2.717%	1/19/35	370,988	363,119	(b)
HarborView Mortgage Loan Trust, 2005-9 B1	1.032%	6/20/35	1,782,726	1,494,223	(b)
IMPAC Secured Assets Corp., 2006-5 2A	0.636%	12/25/36	938,931	871,061	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.081%	11/15/45	160,000	160,637	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.887%	1/15/47	90,000	95,527	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.561%	9/15/47	300,000	281,736	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C29 C	4.202%	5/15/48	1,600,000	1,461,320	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.313%	7/15/48	654,000	623,027	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 A3	3.801%	8/15/48	$2,050,000	$2,154,885
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH C	2.527%	8/15/27	400,000	388,507	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	4.177%	5/15/28	1,120,000	1,025,167	(a)(b)
MASTR ARM Trust, 2004-11 M1	1.076%	11/25/34	169,399	169,059	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.665%	2/25/34	472,414	472,484	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.081%	7/15/46	550,000	600,741	(b)
Morgan Stanley Capital I Trust, 2014-CPT B	3.446%	7/13/29	1,540,000	1,557,737	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 1A	1.327%	7/25/34	512,045	500,137	(b)
Morgan Stanley Reremic Trust, 2015-R3 9A2	0.687%	4/26/47	3,517,000	2,955,919	(a)(b)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	1,440,000	1,485,293	(a)(b)
Nomura Resecuritization Trust, 2015-6R 3A1	0.612%	5/26/46	1,594,368	1,525,695	(a)(b)
Nomura Resecuritization Trust, 2015-7R 1A1	0.562%	9/26/35	1,331,986	1,292,293	(a)(b)
PFP III, 2014-1 D	4.529%	6/14/31	230,000	229,818	(a)(b)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	124,939	126,524
SACO I Trust, 2007-VA1 A	8.993%	6/25/21	541,284	568,623	(a)(b)
Sequoia Mortgage Trust, 2004-11 A1	1.032%	12/20/34	663,663	639,238	(b)
Structured Agency Credit Risk Debt Notes, 2015-DNA2 M2	3.036%	12/25/27	1,170,000	1,160,975	(b)
Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2	3.336%	7/25/28	1,080,000	1,074,358	(b)
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.178%	5/10/45	9,205,377	897,152	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.498%	12/10/45	570,000	514,691	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.630%	12/15/43	2,148,000	2,023,291	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2004-AR13 A2A	1.176%	11/25/34	1,032,037	914,334	(b)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	2,149,965	2,100,936	(a)(b)
Wells Fargo Mortgage-Backed Securities Trust, 2004-M A7	2.742%	8/25/34	440,024	440,289	(b)
WF-RBS Commercial Mortgage Trust, 2012-C10 XA, IO	1.740%	12/15/45	4,311,618	349,886	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.849%	10/15/57	520,000	452,244	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.706%	10/15/57	6,058,930	245,397	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $64,886,946)				63,195,251

MORTGAGE-BACKED SECURITIES - 1.5%
FHLMC - 0.2%
Federal Home Loan Mortgage Corp. (FHLMC)	2.634%	12/1/34	229,758	243,762	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.488%	7/1/35	688,669	728,382	(b)

Total FHLMC				972,144

FNMA - 1.3%
Federal National Mortgage Association (FNMA)	2.014%	3/1/18	1,157	1,198	(b)
Federal National Mortgage Association (FNMA)	9.500%	4/15/21	5,513	6,160
Federal National Mortgage Association (FNMA)	2.585%	12/1/34	93,985	98,687	(b)
Federal National Mortgage Association (FNMA)	2.091%	1/1/35	772,581	806,635	(b)
Federal National Mortgage Association (FNMA)	1.847%	5/1/43	4,834,369	4,937,605	(b)
Federal National Mortgage Association (FNMA)	3.500%	7/1/43-9/1/43	356,674	374,765

Total FNMA				6,225,050

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $7,003,864)				7,197,194

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 0.2%
Virginia - 0.2%
Virginia State Housing Development Authority Revenue (Cost - $897,318)	6.000%	6/25/34	$909,668	$945,263

SOVEREIGN BONDS - 3.2%
Brazil - 0.1%
Federative Republic of Brazil, Senior Notes	4.875%	1/22/21	630,000	614,250

Canada - 0.9%
Province of Ontario, Senior Bonds	1.100%	10/25/17	1,400,000	1,399,352
Province of Ontario, Senior Bonds	4.400%	4/14/20	1,440,000	1,584,906
Province of Quebec, Notes	2.625%	2/13/23	1,400,000	1,438,463

Total Canada				4,422,721

Colombia - 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	570,000	514,425

Germany - 0.1%
FMS Wertmanagement, Senior Bonds	1.000%	11/21/17	370,000	369,976

Indonesia - 0.2%
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	240,000	265,891	(h)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	479,000	529,534	(a)

Total Indonesia				795,425

Mexico - 0.8%
United Mexican States, Senior Notes	3.500%	1/21/21	2,591,000	2,668,730
United Mexican States, Senior Notes	3.600%	1/30/25	1,040,000	1,034,800

Total Mexico				3,703,530

Peru - 0.2%
Republic of Peru, Senior Bonds	6.550%	3/14/37	160,000	192,400
Republic of Peru, Senior Bonds	5.625%	11/18/50	740,000	791,800

Total Peru				984,200

Poland - 0.5%
Republic of Poland, Senior Notes	5.125%	4/21/21	1,380,000	1,550,430
Republic of Poland, Senior Notes	4.000%	1/22/24	920,000	989,000

Total Poland				2,539,430

Russia - 0.2%
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	338,555	412,864	(h)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	107,100	130,607	(a)
Russian Foreign Bond - Eurobond, Senior Notes	4.500%	4/4/22	200,000	203,514	(h)

Total Russia				746,985

Turkey - 0.1%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	140,000	148,334
Republic of Turkey, Senior Notes	6.250%	9/26/22	278,000	303,298

Total Turkey				451,632

TOTAL SOVEREIGN BONDS (Cost - $14,761,203)				15,142,574

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 28.4%
U.S. Government Agencies - 4.4%
Farmer Mac, Guaranteed Trust	5.125%	4/19/17	$3,350,000	$3,501,135	(a)
Federal Home Loan Bank (FHLB), Bonds	0.875%	5/24/17	40,000	40,049
Federal Home Loan Bank (FHLB), Bonds	5.625%	6/11/21	1,910,000	2,292,416
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	8,690,000	8,205,437
Residual Funding Corp. Principal Strip, Bonds	0.000%	10/15/19	2,050,000	1,947,701
Tennessee Valley Authority, Notes	5.250%	9/15/39	760,000	972,169
Tennessee Valley Authority, Senior Bonds	3.875%	2/15/21	3,600,000	4,010,728

Total U.S. Government Agencies				20,969,635

U.S. Government Obligations - 24.0%
U.S. Treasury Bonds	2.750%	11/15/42	5,890,000	6,092,469
U.S. Treasury Bonds	2.875%	5/15/43	7,020,000	7,426,669
U.S. Treasury Bonds	3.625%	8/15/43	2,760,000	3,367,092
U.S. Treasury Bonds	3.000%	11/15/45	1,620,000	1,750,170
U.S. Treasury Notes	1.500%	7/31/16	650,000	652,729
U.S. Treasury Notes	1.500%	8/31/18	1,900,000	1,931,245
U.S. Treasury Notes	1.500%	12/31/18	5,740,000	5,836,415
U.S. Treasury Notes	1.625%	7/31/19	5,740,000	5,857,716
U.S. Treasury Notes	1.625%	12/31/19	11,770,000	11,998,503
U.S. Treasury Notes	1.375%	4/30/20	3,570,000	3,600,124
U.S. Treasury Notes	2.000%	7/31/20	130,000	134,428
U.S. Treasury Notes	2.625%	11/15/20	3,450,000	3,665,760
U.S. Treasury Notes	1.125%	2/28/21	10,200,000	10,152,590
U.S. Treasury Notes	1.500%	1/31/22	5,460,000	5,484,739
U.S. Treasury Notes	1.750%	3/31/22	10,030,000	10,207,481
U.S. Treasury Notes	2.000%	11/30/22	970,000	1,000,615
U.S. Treasury Notes	1.500%	2/28/23	20,590,000	20,555,409
U.S. Treasury Notes	2.375%	8/15/24	920,000	971,211
U.S. Treasury Notes	2.250%	11/15/24	6,570,000	6,864,625
U.S. Treasury Notes	2.000%	8/15/25	3,780,000	3,863,719
U.S. Treasury Notes	2.250%	11/15/25	1,950,000	2,036,835
U.S. Treasury Notes	1.625%	2/15/26	150,000	148,430

Total U.S. Government Obligations				113,598,974

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $130,134,334)				134,568,609

U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.2%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	5,571,934	6,558,411
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	1,238,288	1,338,593
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	3,144,242	2,924,553
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	3,054,951	3,057,817
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	2,514,249	2,582,440
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	1,225,375	1,212,069
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	1,276,813	1,285,973
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	1,174,749	1,211,719

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $19,649,191)				20,171,575

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY		EXPIRATION DATE	CONTRACTS	VALUE
PURCHASED OPTIONS - 0.0%
Eurodollar Futures, Call @ $99.50		3/14/16	78	$487
Eurodollar Futures, Put @ $99.38		3/14/16	464	46,400
U.S. Treasury 10-Year Notes Futures, Put @ $129.00		3/24/16	44	8,250
U.S. Treasury Long-Term Bonds Futures, Call @ $172.00		3/4/16	46	0	(e)
U.S. Treasury Long-Term Bonds Futures, Put @ $159.00		4/22/16	23	17,969

TOTAL PURCHASED OPTIONS (Cost - $104,279)				73,106

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $450,465,956)				449,399,769

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.1%
Repurchase Agreements - 3.4%
Goldman Sachs & Co. repurchase agreement dated 2/29/16; Proceeds at maturity - $16,000,124; (Fully collateralized by U.S. government agency obligations, 1.985% due 9/29/21; Market value - $16,332,635) (Cost - $16,000,000)	0.280%	3/1/16	$16,000,000	16,000,000

			SHARES
Money Market Funds - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $3,398,733)	0.276%		3,398,733	3,398,733

TOTAL SHORT-TERM INVESTMENTS (Cost - $19,398,733)				19,398,733

TOTAL INVESTMENTS - 98.8% (Cost - $469,864,689#)				468,798,502
Other Assets in Excess of Liabilities - 1.2%				5,607,481

TOTAL NET ASSETS - 100.0%				$474,405,983

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of February 29, 2016.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Illiquid security.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Eurodollar Futures, Call	3/14/16	$99.25	57	$12,825
Eurodollar Futures, Put	3/14/16	99.25	570	3,563
U.S. Treasury 5-Year Notes Futures, Put	3/24/16	121.00	63	29,039
U.S. Treasury 5-Year Notes Futures, Put	3/24/16	120.75	46	15,453
U.S. Treasury 5-Year Notes Futures, Put	3/24/16	120.00	64	7,500
U.S. Treasury 10-Year Notes Futures, Call	3/24/16	130.00	29	29,000
U.S. Treasury Long-Term Bonds Futures, Call	3/11/16	171.00	15	1,406
U.S. Treasury Long-Term Bonds Futures, Call	3/24/16	170.00	46	20,125
U.S. Treasury Long-Term Bonds Futures, Put	3/11/16	163.00	15	10,781
U.S. Treasury Long-Term Bonds Futures, Put	3/24/16	160.00	46	17,250

TOTAL WRITTEN OPTIONS (Premiums received - $216,186)				$146,942

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes
Financials	—	$72,827,145	$0	*	$72,827,145
Other Corporate Bonds & Notes	—	87,806,206	—		87,806,206
Asset-Backed Securities	—	46,250,336	1,222,510		47,472,846
Collateralized Mortgage Obligations	—	63,195,251	—		63,195,251
Mortgage-Backed Securities	—	7,197,194	—		7,197,194
Municipal Bonds	—	945,263	—		945,263
Sovereign Bonds	—	15,142,574	—		15,142,574
U.S. Government & Agency Obligations	—	134,568,609	—		134,568,609
U.S. Treasury Inflation Protected Securities	—	20,171,575	—		20,171,575
Purchased Options	$73,106	—	—		73,106

Total Long-Term Investments	$73,106	$448,104,153	$1,222,510		$449,399,769

Short-Term Investments†:
Repurchase Agreements	—	$16,000,000	—		$16,000,000
Money Market Funds	$3,398,733	—	—		3,398,733

Total Short-Term Investments	3,398,733	16,000,000	—		19,398,733

Total Investments	$3,471,839	$464,104,153	$1,222,510		$468,798,502

Other Financial Instruments:
Futures Contracts	$136,897	—	—		$136,897
Centrally Cleared Interest Rate Swaps	—	$506	—		506

Total Other Financial Instruments	$136,897	$506	—		$137,403

Total	$3,608,736	$464,104,659	$1,222,510		$468,935,905

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$146,942	—	—		$146,942
Futures Contracts	376,888	—	—		376,888
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	$24,101	—		24,101
Centrally Cleared Interest Rate Swaps	—	2,245,599	—		2,245,599

Total	$523,830	$2,269,700	—		$2,793,530

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or recieved with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 29, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,087,944
Gross unrealized depreciation	(12,154,131)

Net unrealized depreciation	$(1,066,187)

At February 29, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	67	3/17	$16,531,943	$16,604,275	$72,332
U.S. Treasury 2-Year Notes	50	6/16	10,934,538	10,927,344	(7,194)
U.S. Treasury 5-Year Notes	533	6/16	64,530,287	64,484,672	(45,615)
U.S. Treasury 10-Year Notes	275	6/16	35,956,370	35,891,797	(64,573)

					(45,050)

Contracts to Sell:
90-Day Eurodollar	280	3/16	69,583,290	69,536,250	47,040
90-Day Eurodollar	542	12/16	134,218,139	134,368,575	(150,436)
90-Day Eurodollar	86	12/17	21,174,446	21,280,700	(106,254)
U.S. Treasury Long-Term Bonds	40	6/16	6,598,776	6,581,251	17,525
U.S. Treasury Ultra Long-Term Bonds	11	6/16	1,901,903	1,904,719	(2,816)

					(194,941)

Net unrealized depreciation on open futures contracts					$(239,991)

At February 29, 2016, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 29, 2016[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$410,000	6/20/21	1.562%	1.000% quarterly	$(11,490)	$3,769	$(15,259)
Goldman Sachs Group Inc. (Metlife Inc., 4.750%, due 2/8/21)	450,000	6/20/21	1.562%	1.000% quarterly	(12,611)	4,363	(16,974)

Total	$860,000				$(24,101)	$8,132	$(32,233)

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Chicago Mercantile Exchange	$755,180,000	6/15/16	0.420% 1 Time	FEDL01 1 Time	—	$506
Chicago Mercantile Exchange	16,000,000	8/31/22	1.897% semi-annually	3-Month LIBOR — quarterly	—	(599,276)
Chicago Mercantile Exchange	24,676,000	11/30/22	1.900% semi-annually	3-Month LIBOR — quarterly	$105,921	(997,111)
Chicago Mercantile Exchange	4,884,000	2/15/41	2.720% semi-annually	3-Month LIBOR — quarterly	(7,956)	(649,212)

Total	$800,740,000				$97,965	$(2,245,093)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 21, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 21, 2016